Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-term Investments.
Summary of short-term investments	The following is a summary of short-term investments (in thousands)

	As of December 31,
	2024	2025
	RMB	RMB
Structured deposits	2,000	—
Wealth management products	536,816	840,938
Total	538,816	840,938